Summary Of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation And Consolidation

Basis of Presentation and Consolidation-The accompanying consolidated financial statements include the activity of Old Line Bancshares and its wholly owned subsidiary, Old Line Bank, and its majority owned subsidiary Pointer Ridge Office Investments, LLC (Pointer Ridge), a real estate investment company.  We have eliminated all significant intercompany transactions and balances.

We report the non-controlling interests in Pointer Ridge separately in the consolidated balance sheet.  We report the income of Pointer Ridge attributable to Old Line Bancshares on the consolidated statement of income.

The foregoing consolidated financial statements for the periods ended June 30, 2011 and 2012 are unaudited; however, in the opinion of management we have included all adjustments (comprising only normal recurring accruals) necessary for a fair presentation of the results of the interim period.  We derived the balances as of December 31, 2011 from audited financial statements.  These statements should be read in conjunction with Old Line Bancshares’ financial statements and accompanying notes included in Old Line Bancshares’ Form 10-K for the year ended December 31, 2011.  We have made no significant changes to Old Line Bancshares’ accounting policies as disclosed in the Form 10-K.

The accounting and reporting policies of Old Line Bancshares conform to accounting principles generally accepted in the United States of America.

Acquisition of Maryland Bankcorp, Inc.

Acquisition of Maryland Bankcorp, Inc.

On April 1, 2011, Old Line Bancshares acquired Maryland Bankcorp, Inc. (Maryland Bankcorp) the parent company of Maryland Bank & Trust Company, N.A. (MB&T). We converted each share of common stock of Maryland Bankcorp into the right to receive, at the holder’s election, $29.11 in cash or 3.4826 shares of Old Line Bancshares’ common stock. We paid cash for any fractional shares of Old Line Bancshares’ common stock and an aggregate cash consideration of $1.0 million.  The total merger consideration was $18.8 million.

In connection with the acquisition, MB&T was merged with and into Old Line Bank, with Old Line Bank the surviving bank.

In accordance with accounting for business combinations, we included the credit losses evident in the loans in the determination of the fair value of loans at the date of acquisition and eliminated the allowance for loan losses maintained by MB&T at acquisition date.

Core Deposit Intangible

Core Deposit Intangible

Of the total estimated purchase price, we have allocated an estimate of $12.2 million to net tangible assets acquired and we have allocated $5.0 million to the core deposit intangible which is a definite lived intangible asset. We will amortize the core deposit intangible on an accelerated basis over its estimated useful life of 18 years.  During the three months ended June 30, 2012 and 2011, the core deposit intangible amortization was $177,582 and $194,675, respectively. During the six months ended June 30, 2012 and 2011, the core deposit intangible amortization was $372,257 and $194,675, respectively.

Goodwill

Goodwill

During the second quarter of 2011, we recorded goodwill of $116,723 associated with the acquisition of Maryland Bankcorp.  This amount represented the difference between the estimated fair value of tangible and intangible assets acquired and liabilities assumed at acquisition date.  During the third quarter of 2011, the goodwill increased $25,000 as a result of additional liabilities that we identified during the period.  During the fourth quarter of 2011, we received a valuation of the pension plan asset at acquisition date and at December 31, 2011.  As a result of this valuation, in the fourth quarter of 2011, we recorded a $492,067 increase to goodwill to reflect the costs incurred by the pension plan as of the acquisition date.

Reclassifications	Reclassifications-We have made certain reclassifications to the 2011 financial presentation to conform to the 2012 presentation.
Subsequent Events

            Subsequent Events-We evaluated subsequent events after June 30, 2012, through July 30, 2012, the date                     this report was available to be issued.  No significant subsequent events were identified which would affect             the presentation of the financial statements